Supplement dated June 30, 2026

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, dated April 27, 2026, as supplemented, for:

C.M. Life Electrum SelectSM
Issued by C.M. Life Insurance Company

and the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, dated April 27, 2026, for:

Strategic Group Variable Universal Life® II
Issued by Massachusetts Mutual Life Insurance Company

and the Prospectus and Updating Summary Prospectus, dated April 27, 2026, for:

MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

●	Effective June 15, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor to Nomura VIP Asset Strategy Series.

Executive Group Life – Strategic Group Variable Universal Life® and Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m.–5 p.m. Eastern Time
Institutional Insurance – C.M. Life Electrum SelectSM and MassMutual ElectrumSM	(800) 665-2654 8 a.m.–5 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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